SCHEDULE OF STOCK BY CLASS (Details) - shares		Jun. 30, 2025	[2],[3]	Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Authorized	[1]			13,265,593		12,788,585
Common stock, shares issued		7,362,906		7,362,906	[2],[3],[4],[5]	6,889,709	[4],[5]
Common stock, shares outstanding		7,362,906		7,362,906	[1],[2],[3]	6,889,709	[1]
Class Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			9,540,160		9,540,160
Common stock, shares issued	[1]			4,770,409		4,770,409
Common stock, shares outstanding	[1]			4,770,409		4,770,409
Common Class A [Member]
Class of Stock [Line Items]
Authorized	[1]			815,684		815,684
Common stock, shares issued	[1]			766,476		766,476
Common stock, shares outstanding	[1]			766,476		766,476
Class A-1 Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			1,431,024		1,431,024
Common stock, shares issued	[1]			367,506		367,506
Common stock, shares outstanding	[1]			367,506		367,506
Class A-2 Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			477,008		477,008
Common stock, shares issued	[1]			465,479		465,479
Common stock, shares outstanding	[1]			465,479		465,479
Class A-3 Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			524,709		524,709
Common stock, shares issued	[1]			519,839		519,839
Common stock, shares outstanding	[1]			519,839		519,839
Class A-3A Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			171,723
Common stock, shares issued	[1]			168,112
Common stock, shares outstanding	[1]			168,112
Class A-3B Ordinary Shares [Member]
Class of Stock [Line Items]
Authorized	[1]			305,285
Common stock, shares issued	[1]			305,085
Common stock, shares outstanding	[1]			305,085

[1]	After giving effect to the forward share split, see also Note 7(d).
[2]	After giving effect to the forward share split, see also Note 2 (c).
[3]	Unless otherwise stated, the term Ordinary Shares in these financial statements refers to all classes of shares, including Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares.
[4]	After giving effect to the forward share split, see also Note 7(d).
[5]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.